NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of Risk Classification of Direct Financing Lease Receivables (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Total minimum lease payments to be received	$ 122,893,158	$ 127,827,892
Normal
Total minimum lease payments to be received	3,829,130	6,415,200
Abnormal
Total minimum lease payments to be received	$ 119,064,028	$ 121,412,692